UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22372

Clarity Fund, Inc.

 (Exact Name of Registrant as Specified in Charter)

Suite 110

2001 Westown Parkway

West Des Moines, Iowa 50265

 (Address of Principal Executive Offices)  (Zip Code)

Bradley R. Peyton

Suite 110

2001 Westown Parkway

West Des Moines, Iowa 50265

 (Name and Address of Agent for Service)

With copy to:

John C. Miles

Cline Williams Wright Johnson & Oldfather, LLP

Suite 1900

233 S. 13th

Lincoln, Nebraska 68508

Registrant’s Telephone Number, including Area Code:  515-252-7489

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Clarity Fund
	Schedule of Investments
	December 31, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 41.04%

Ball & Roller Bearings - 3.17%
2,580	Timken Co.	$ 123,401

Chemicals & Allied Producsts - 3.13%
7670	Huntsman Corp.	121,953

Computer Storage Devices - 3.15%
2890	Western Digital Corp.	122,796

Crude Petroleum & Natural Gas - 3.12%
5110	Gazprom Neft JSC ADR	121,414

Gold & Silver Ores - 1.44%
3,000	Pan American Silver Corp.	56,190

Industrial Trucks, Tractors, Trailers & Stackers - 3.13%
2,010	NACCO Industries, Inc.	121,987

Insurance Agents, Brokers & Services - 3.10%
8,730	Allianz SE ADR	120,649

Retail-Miscellaneous Shopping Goods Stores - 1.76%
6,000	Staples, Inc.	68,400

Semiconductors & Related Devices - 3.24%
3,000	Intel Corp.	61,860
4,050	MagnaChip Semiconductor Corp. (South Korea) *	64,476
		126,336
Services-Computer Integrated Systems Design - 3.26%
19,910	CSP, Inc.	127,026

Services-Computer Programming Services - 1.55%
6,740	Perion Network Ltd. (Israel) *	60,256

Sugar & Confectionery Products - 1.56%
3,350	John B Sanfilippo & Son, Inc.	60,903

Surgical & Medical Instruments & Apparatus - 1.53%
2,010	Cantel Medical Corp.	59,757

Tires & Inner Tubes - 3.16%
4,860	Cooper Tire & Rubber Co.	123,250

Wholesale-Electronic Parts & Equipment, NEC - 1.55%
2,730	TESSCO Technologies, Inc.	60,442

Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 3.17%
3,520	Adams Resources & Energy Inc.	123,446

TOTAL FOR COMMON STOCK (Cost $1,634,333) - 41.04%		$ 1,598,206

EXCHANGE TRADED FUNDS - 0.42%
100	SPDR Gold Trust *	16,202

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $17,015) - 0.42%		$ 16,202

CALL OPTIONS - 1.77% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	Apple, Inc.
1,000	02/01/2013 Call @ $525.00	$ 31,200

	Hewlett-Packard Co.
5,000	01/19/2013 Call @ $23.00	0

	Intel Corp.
5,000	01/19/2013 Call @ $30.00	50

	ProShares UltraShort Euro
10,000	01/18/2014 Call @ $17.00	25,000

	SPDR Gold Trust
4,000	12/31/2012 Call @ $167.00	80

	Staples, Inc.
6,000	01/18/2014 Call @ $10.00	12,600

	The Western Union Co.
3,000	01/19/2013 Call @ $17.50	0

	Total (Premiums Paid $112,581) - 1.77%	$ 68,930

PUT OPTIONS - 1.93% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	ProShares UltraShort 20+ Year Treasury
10,000	01/18/2014 Put @ $20.00	$ 49,500

	ProShares UltraShort S&P500
50,000	01/19/2013 Put @ $11.00	0

	SPDR Gold Trust
2,000	01/18/2014 Put @ $165.00	25,700

	Total (Premiums Paid $92,788) - 1.93%	$ 75,200

SHORT TERM INVESTMENTS - 90.84%

3,537,896	Fidelity Institutional Money Market Portfolio 0.01% **	3,537,896

TOTAL FOR SHORT TERM INVESTMENTS (Cost $3,537,896) - 90.84%		$ 3,537,896

TOTAL INVESTMENTS (Cost $5,394,613) - 135.99%		$ 5,296,434

LIABILITIES IN EXCESS OF OTHER ASSETS - (35.99%)		(1,401,733)

NET ASSETS - 100.00%		$ 3,894,701

ADR - American Depository Receipts.
* Non-income producing securities during the period.
** Variable Rate Security, the coupon rate shown represents the yield at December 31, 2012.

NOTES TO FINANCIAL STATEMENTS
Clarity Fund
1. SECURITY TRANSACTIONS
At December 31, 2012 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,394,613 amounted to $98,179 which consisted of aggregate gross unrealized appreciation of
$21,089 and aggregate gross unrealized depreciation of $119,268.

2. SECURITY VALUATION

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,598,206	$0	$0	$1,598,206
Call Options	$68,930	$0	$0	$68,930
Put Options	$75,200
Exchange Trade Funds	$16,202	$0	$0	$16,202
Cash Equivalents	$3,537,896	$0	$0	$3,537,896
Total	$5,296,434	$0	$0	$5,296,434

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

CLARITY FUND, INC.

By /s/ Bradley R. Peyton

 Bradley R. Peyton

President, Principal Executive

Officer and Director

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Debra Conlon

Debra Conlon

Treasurer and Principal Financial Officer

Date February 28, 2013